Initial Public Offering - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012
Subsidiary, Sale of Stock [Line Items]
Shares issued under initial public offering	5,462,500
Issuance of common stock under IPO to underwriters by selling stockholders	712,500
Public offering price of the shares sold in the offering	$ 12.00
Total gross proceeds from IPO	$ 65,550,000
Aggregate net proceeds received	$ 56,105,000	$ 56,105,000
Convertible preferred stock and warrants to common stock	8,514,000
Common stock issued upon cash exercise of common stock warrants	3,000
Convertible notes converted into common stock	3,741,000
Common stock issued upon net exercise of common stock warrants	47,000
Common stock, shares outstanding	19,133,000	19,323,000	19,707,000	1,267,000
Warrants to purchase common stock outstanding	151,000
Series B convertible preferred stock warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issued upon cash exercise of common stock warrants	10,000
Series A and Series C convertible preferred stock warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible preferred stock and warrants to common stock	71,000